UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II
 (Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
 (Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
 (Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  December 31, 2016

Item 1. Report to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Kaizen Hedged Premium Spreads Fund
Class I (KZSIX)

Altrius Enhanced Income Fund
Class I (KEUIX)

MarketGrader 100 Enhanced Index Fund
Class I (KHMIX)

ANNUAL REPORT
December 31, 2016

Kaizen Hedged Premium Spreads Fund
Altrius Enhanced Income Fund
MarketGrader 100 Enhanced Index Fund
Each a series of Investment Managers Series Trust II

Table of Contents

Shareholder Letter	1
Fund Performance	3
Schedule of Investments	6
Statements of Assets and Liabilities	24
Statements of Operations	25
Statements of Changes in Net Assets	26
Financial Highlights	29
Notes to Financial Statements	32
Report of Independent Registered Public Accounting Firm	45
Supplemental Information	46
Expense Examples	48

This report and the financial statements contained herein are provided for the general information of the shareholders of the Kaizen Funds.  This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.kaizenfunds.com

Dear Shareholders,

The Kaizen Hedged Premium Spreads Funds Class I shares (KZSIX) shares returned 3.16%, for the year ending 12/31/2016. In comparison, the S&P 500 Total Return advanced 11.96%, for the same period. 2016 saw the worst start for a year in S&P 500 history, declining 10.27% through 2/11/2016. During the same period, KZSIX was down 4.74%. The redesigned VIX hedge and additional hedging techniques helped reduce declines compared to the S&P 500. The balance of the year was spent digging out of our early losses and managing event risk like the Brexit vote and the U.S. Presidential Election.

The MarketGrader 100 Enhanced Index Fund Class I shares, (KHMIX) shares returned 12.74%, for the year ending 12/31/2016. In comparison, the S&P 500 Total Return advanced 11.96%, for the same period. Outperformance of KHMIX compared to the S&P 500 was driven by the timing of the investments, missing most of the market losses that occurred early in January. The fund was hedged during short periods in February and in early November. These hedges resulted in a net cost to the fund.

The Altrius Enhanced Income Fund Class I shares, (KEUIX) shares returned 10.37%, for the year ending 12/31/2016. In comparison, the Bloomberg Barclay Aggregate Bond Index returned 2.65%. The SEC 30-day yield, net of expenses (subsidized), was 3.72% and the unsubsidized was 3.20%, as of the same period. The fund has outperformed its benchmark during 2016 due primarily to investments in lower quality corporate issues in the energy and materials sector along with the put writing component of the fund.

OUTLOOK

With the future impossible to predict, the management approach for Kaizen Hedged Premium Spreads Fund (KZSIX) is intended to remain the same. We will continue to prudently seek risk-adjusted returns with a keen eye towards risk management. We don’t use outlooks or projections in our investment process as those are fraught with error and can lead to undesirable investment outcomes. We position for the market environment we have, not the one we want.

Our Altrius Enhanced Income Fund (KEUIX) outlook continues to be low GDP growth in a volatile economic and market climate with potentially rising interest rates in the near to intermediate term. On the volatility side, we expect a more volatile equity market. Higher levels of implied volatility should enhance the opportunities for attractive risk-adjusted returns from writing out-of-the-money (OTM) put options on conservatively financed U.S. equities.

We will continue to follow the MarketGrader 100 Dynamic Risk Overlay Index with our next rebalance scheduled for February and our hedging signals are off for now, but always monitoring the volatility environment as measured by the VIX Index.

Thank you for your confidence and support. It is a privilege to serve you.

Thomas R. Young

President

1745 S. Naperville Rd, Suite 103
Wheaton, IL 60189
630.949.2070

Important Disclosures:

The views were those of the Fund Managers as of December 31, 2016, and may not reflect their views on the date this material is first published or anytime thereafter. These views are intended to assist the shareholders of the Fund in understanding their investments in the Fund and do not constitute investment advice. This material may contain discussions about investments that may or may not be held by the Fund as of the date of this material. All current and future holdings are subject to risk and to change.

All investments are subject to risk, including possible loss of principal. See the prospectus for more fully described risks for each of the Funds.

An investment in the Kaizen Hedged Premium Spreads Fund is subject to risk, including, but are not limited to the following:  written options risk, options risk, derivatives risk, futures risk, leveraging risk, hedging transaction risk, interest rate risk, liquidity risk, non-diversified risk, regulatory risk and limited operating history risk.

The MarketGrader 100 Enhanced Index Fund's risks include, but are not limited to, the following: The Fund invests in small and medium size companies, derivatives instruments involve inherent leverage, which may magnify the Fund's gains or losses. Risks of futures contracts, hedging transactions and liquidity risks, also, exist.

The Altrius Enhanced Income Fund's risks include, but are not limited to, the following: High yield bonds are debt securities rated below investment grade ("junk bonds") and convertible securities. Prices of foreign securities may be more volatile than the prices of securities of U.S, derivatives instruments involve inherent leverage, purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. To the extent that the Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk and liquidity risk.

The S&P 500 is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held stocks. The VIX is a benchmark for stock market volatility designed to reflect investors’ consensus view of future 30-day expected stock market volatility. The value of a VIX hedge typically increases during sudden and extreme market declines. The MarketGrader 100 Dynamic Risk Overlay Index is a rules-based index intended to give investors a means of tracking the overall performance of a portfolio of 100 U.S equity securities with attractive metrics. The screening methodology is based primarily on the strength of a company’s fundamentals with respect to growth, value, profitability and cash flow. Each position is equally weighted to create a well-diversified U.S. equity portfolio with risk controls such as sector limits and liquidity filters. One cannot invest directly in an index.

Subsidized 30-Day SEC Yield is based on a 30-day period ending on the last day of the previous month and is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period. This subsidized yield is based on the net expenses of the Fund of which the yield would be lower without the waivers in effect. Unsubsidized 30 Day SEC Yield is based on total expenses of the Fund. Each individual’s actual tax burden will vary.

1745 S. Naperville Rd, Suite 103
Wheaton, IL 60189
630.949.2070

Kaizen Hedged Premium Spreads Fund
FUND PERFORMANCE at December 31, 2016 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund’s Class I shares, made at its inception, with a similar investment in the S&P 500 Index. Results include the reinvestment of all dividends and capital gains.

The S&P 500 Index is a broad based unmanaged index of 500 stocks and widely recognized as representative of the equity market in general. This index does not reflect expenses, fees or sales charge, which would lower performance.  The index is unmanaged and it is not possible to invest in an index.

Average Annual Total Returns as of December 31, 2016	1 Year	Since Inception	Inception Date
Kaizen Hedged Premium Spreads Fund – Class I	3.16%	-15.84%	08/03/15
S&P 500 Index	11.96%	7.08%	08/03/15

The performance data quoted here represents past performance and past performance is not a guarantee of future results.  Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (844) 524-9366.

The Fund’s expense ratio for the Class I shares was 1.50%, which was the amount stated in the current prospectus dated May 1, 2016.

Returns reflect the reinvestment of distributions made by the Fund, if any.  The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Shares redeemed within 30 days of purchase will be charged 2.00% redemption fee.

Altrius Enhanced Income Fund
FUND PERFORMANCE at December 31, 2016 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund’s Class I shares, made at its inception, with a similar investment in the Bloomberg Barclays Aggregate Bond Index. Results include the reinvestment of all dividends and capital gains.

The Bloomberg Barclays Aggregate Bond Index which used to be called the “Lehman Aggregate Bond Index,” is a broad based index, maintained by Bloomberg Barclays Capital, which took over the index business of the now defunct Lehman Brothers, and is often used to represent investment grade bonds being traded in the United States.  This index does not reflect expenses, fees or sales charge, which would lower performance.  The index is unmanaged and it is not possible to invest in an index.

Average Annual Total Returns as of December 31, 2016	1 Year	Since Inception	Inception Date
Altrius Enhanced Income Fund – Class I	10.37%	10.37%	12/31/15
Bloomberg Barclays Aggregate Bond Index	2.65%	2.65%	12/31/15

The performance data quoted here represents past performance and past performance is not a guarantee of future results.  Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (844) 524-9366.

Gross and net expense ratios for the Class I shares were 2.02% and 1.50%, respectively, which were the amounts stated in the current prospectus dated December 31, 2015.  The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses to ensure that total annual fund operating expenses do not exceed 1.50% of the average daily net assets of the Fund’s Class I shares.  This agreement is in effect until December 31, 2016, and it may be terminated before that date only by the Trust’s Board of Trustees.  In the absence of such waivers, the Fund’s returns would have been lower.

Returns reflect the reinvestment of distributions made by the Fund, if any.  The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Shares redeemed within 30 days of purchase will be charged 2.00% redemption fee.

MarketGrader 100 Enhanced Index Fund
FUND PERFORMANCE at December 31, 2016 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund’s Class I shares, made at its inception, with a similar investment in the S&P 500 Index. Results include the reinvestment of all dividends and capital gains.

The S&P 500 Index is a broad based unmanaged index of 500 stocks and widely recognized as representative of the equity market in general.  This index does not reflect expenses, fees or sales charge, which would lower performance.  The index is unmanaged and it is not possible to invest in an index.

Average Annual Total Returns as of December 31, 2016	1 Year	Since Inception	Inception Date
MarketGrader 100 Enhanced Index Fund – Class I	12.74%	12.74%	12/31/15
S&P 500 Index	11.96%	11.96%	12/31/15

The performance data quoted here represents past performance and past performance is not a guarantee of future results.  Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (844) 524-9366.

Gross and net expense ratios for the Class I shares were 1.66% and 1.50%, respectively, which were the amounts stated in the current prospectus dated December 31, 2015.  The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses to ensure that total annual fund operating expenses do not exceed 1.50% of the average daily net assets of the Fund’s Class I shares. This agreement is in effect until December 31, 2016, and it may be terminated before that date only by the Trust’s Board of Trustees.  In the absence of such waivers, the Fund’s returns would have been lower.

Returns reflect the reinvestment of distributions made by the Fund, if any.  The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Shares redeemed within 30 days of purchase will be charged 2.00% redemption fee.

Kaizen Hedged Premium Spreads Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2016

Number of Contracts		Value

	PURCHASED OPTIONS CONTRACTS – 0.3%
	CALL OPTIONS – 0.2%
	CBOE SPX Volatility Index
1,000	Exercise Price: $17.00, Expiration Date: January 18, 2017*	$82,500
1,000	Exercise Price: $24.00, Expiration Date: January 18, 2017*	22,500

	TOTAL CALL OPTIONS (Cost $208,567)	105,000

	PUT OPTIONS – 0.1%
	CBOE SPX Volatility Index
1,000	Exercise Price: $13.00, Expiration Date: January 18, 2017	22,500
	CBOE S&P 500 Index
100	Exercise Price: $2,140.00, Expiration Date: January 13, 2017	27,750

	TOTAL PUT OPTIONS (Cost $97,545)	50,250

	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $306,112)	155,250

Principal Amount

	SHORT-TERM INVESTMENTS – 97.9%
$513,207	UMB Money Market Fiduciary, 0.01%[1]	513,207
62,000,000	United States Treasury Bill, 0.40%[2]	61,971,852

	TOTAL SHORT-TERM INVESTMENTS (Cost $62,485,837)	62,485,059

	TOTAL INVESTMENTS – 98.2% (Cost $62,791,949)	62,640,309
	Other Assets in Excess of Liabilities – 1.8%	1,174,212

	TOTAL NET ASSETS – 100.0%	$63,814,521

Number of Contracts

	SECURITIES SOLD SHORT – (0.1)%
	WRITTEN OPTIONS CONTRACTS – (0.1)%
	CALL OPTIONS – 0.0%
	CBOE SPX Volatility Index
(1,000)	Exercise Price: $23.00, Expiration Date: January 18, 2017	(27,500)

	TOTAL CALL OPTIONS (Proceeds $51,050)	(27,500)

	PUT OPTIONS – (0.1)%
	CBOE SPX Volatility Index
(1,000)	Exercise Price: $14.00, Expiration Date: January 18, 2017	(62,500)

Kaizen Hedged Premium Spreads Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2016

Number of Contracts		Value

	SECURITIES SOLD SHORT (Continued)
	WRITTEN OPTIONS CONTRACTS (Continued)
	PUT OPTIONS(Continued)
	CBOE S&P 500 Index
(100)	Exercise Price: $2,040.00, Expiration Date: January 13, 2017	$(8,750)

	TOTAL PUT OPTIONS (Proceeds $68,455)	(71,250)

	TOTAL WRITTEN OPTIONS CONTRACTS (Proceeds $119,505)	(98,750)

	TOTAL SECURITIES SOLD SHORT (Proceeds $119,505)	$(98,750)

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.
[2]	Segregated as collateral for open written options contracts.

 See accompanying Notes to Financial Statements.

Kaizen Hedged Premium Spreads Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2016

FUTURES CONTRACTS
Number of Contracts Long (Short)	Description	Expiration Date	Value at Trade Date	Value at December 31, 2016	Unrealized Appreciation (Depreciation)
25	E-mini S&P 500	March 2017	$2,796,579	$2,795,250	$(1,329)

TOTAL FUTURES CONTRACTS			$2,796,579	$2,795,250	$(1,329)

See accompanying Notes to Financial Statements.

Kaizen Hedged Premium Spreads Fund
SUMMARY OF INVESTMENTS
As of December 31, 2016

Security Type	Percent of Total Net Assets
Short-Term Investments	97.9%
Purchased Options Contracts	0.3%
Total Investments	98.2%
Other Assets in Excess of Liabilities	1.8%
Total Net Assets	100.0%

 See accompanying Notes to Financial Statements.

Altrius Enhanced Income Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2016

Principal Amount		Value

	CORPORATE BONDS – 75.2%
	COMMUNICATIONS – 8.5%
$350,000	AMC Networks, Inc. 4.750%, 12/15/2022[1,6]	$352,188
	Cablevision Systems Corp.
90,000	7.750%, 4/15/2018[6]	94,950
260,000	8.000%, 4/15/2020[6]	285,350
350,000	DISH DBS Corp. 6.750%, 6/1/2021[6]	379,750
233,000	EarthLink Holdings Corp. 8.875%, 5/15/2019[1,6]	238,417
350,000	Frontier Communications Corp. 8.500%, 4/15/2020[6]	367,500
350,000	McClatchy Co. 9.000%, 12/15/2022[1]	372,750
60,000	Netflix, Inc. 5.375%, 2/1/2021[6]	64,500
350,000	Sprint Capital Corp. 6.900%, 5/1/2019[6]	370,562
	T-Mobile USA, Inc.
30,000	6.625%, 11/15/2020[1,6]	30,675
130,000	6.250%, 4/1/2021[1,6]	135,200
350,000	Univision Communications, Inc. 6.750%, 9/15/2022[1,2]	367,500
350,000	Windstream Services LLC 7.750%, 10/15/2020[1,6]	359,800
		3,419,142
	CONSUMER DISCRETIONARY – 15.6%
360,000	ADT Corp. 6.250%, 10/15/2021[6]	390,600
415,000	Air Canada 7.750%, 4/15/2021[3]	463,762
205,000	American Airlines Group, Inc. 6.125%, 6/1/2018[6]	213,456
350,000	American Greetings Corp. 7.375%, 12/1/2021[1,6]	357,000
427,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.500%, 4/1/2023[1]	419,528
40,000	Cooper Tire & Rubber Co. 8.000%, 12/15/2019[6]	44,700
350,000	Gap, Inc. 5.950%, 4/12/2021[1,6]	368,319
40,000	Goodyear Tire & Rubber Co. 8.750%, 8/15/2020[6]	47,700

Altrius Enhanced Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2016

Principal Amount		Value

	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY(Continued)
	Hertz Corp.
$160,000	5.875%, 10/15/2020[1,6]	$156,400
290,000	7.375%, 1/15/2021[1]	290,725
	International Game Technology
60,000	7.500%, 6/15/2019[6]	66,000
144,000	5.500%, 6/15/2020[6]	149,040
324,000	J.C. Penney Corp., Inc. 8.125%, 10/1/2019[6]	349,920
350,000	KB Home 8.000%, 3/15/2020[6]	385,000
80,000	MGM Resorts International 6.750%, 10/1/2020[6]	89,000
350,000	Penske Automotive Group, Inc. 5.750%, 10/1/2022[1,6]	360,500
350,000	Rent-A-Center, Inc. 6.625%, 11/15/2020[1,6]	320,250
340,000	RR Donnelley & Sons Co. 7.625%, 6/15/2020[6]	353,600
350,000	Ruby Tuesday, Inc. 7.625%, 5/15/2020[1,6]	332,500
160,000	Scientific Games Corp. 8.125%, 9/15/2018[1,6]	162,000
320,000	Sears Roebuck Acceptance Corp. 6.875%, 10/15/2017[6]	298,400
52,000	ServiceMaster Co. LLC 7.100%, 3/1/2018[6]	54,210
350,000	Sonic Automotive, Inc. 5.000%, 5/15/2023[1]	340,375
215,000	Yum! Brands, Inc. 3.750%, 11/1/2021[1,6]	217,688
		6,230,673
	CONSUMER STAPLES – 5.4%
280,000	Alliance One International, Inc. 9.875%, 7/15/2021[1,6]	240,100
350,000	Avon Products, Inc. 6.500%, 3/1/2019[6]	362,250
350,000	Central Garden & Pet Co. 6.125%, 11/15/2023[1,6]	369,250
350,000	Cott Beverages, Inc. 5.375%, 7/1/2022[1]	356,125
180,000	New Albertsons, Inc. 7.020%, 7/21/2017[6]	181,611

Altrius Enhanced Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2016

Principal Amount		Value

	CORPORATE BONDS (Continued)
	CONSUMER STAPLES(Continued)
$212,000	Post Holdings, Inc. 7.375%, 2/15/2022[1,6]	$221,010
320,000	Revlon Consumer Products Corp. 5.750%, 2/15/2021[1,6]	321,600
105,000	Vector Group Ltd. 7.750%, 2/15/2021[1,6]	109,462
		2,161,408
	ENERGY – 11.9%
256,000	Antero Resources Corp. 6.000%, 12/1/2020[1,6]	263,680
280,000	Calumet Specialty Products Partners LP / Calumet Finance Corp. 7.625%, 1/15/2022[1,6]	237,300
280,000	Carrizo Oil & Gas, Inc. 7.500%, 9/15/2020[1,6]	289,800
199,000	CONSOL Energy, Inc. 8.250%, 4/1/2020[1,6]	198,503
287,000	Era Group, Inc. 7.750%, 12/15/2022[1,6]	258,300
350,000	Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc. 6.125%, 6/15/2019[1,6]	357,875
160,000	Harvest Operations Corp. 6.875%, 10/1/2017[3,6]	160,000
305,000	Laredo Petroleum, Inc. 7.375%, 5/1/2022[1]	316,056
350,000	Martin Midstream Partners LP / Martin Midstream Finance Corp. 7.250%, 2/15/2021[1,6]	345,625
110,000	Noble Energy, Inc. 5.875%, 6/1/2022[1,6]	120,156
280,000	NuStar Logistics LP 6.750%, 2/1/2021[6]	302,400
280,000	Oasis Petroleum, Inc. 7.250%, 2/1/2019[1,6]	280,000
350,000	Petrobras Global Finance B.V. 7.875%, 3/15/2019[3,6]	375,144
350,000	PHI, Inc. 5.250%, 3/15/2019[1,6]	329,000
350,000	SESI LLC 6.375%, 5/1/2019[1,6]	350,000
350,000	Transocean, Inc. 6.500%, 11/15/2020[3,6]	346,500
225,000	Whiting Petroleum Corp. 6.500%, 10/1/2018[1,6]	223,875
		4,754,214

Altrius Enhanced Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2016

Principal Amount		Value

	CORPORATE BONDS (Continued)
	FINANCIALS – 9.3%
	CoreCivic, Inc.
$87,000	4.125%, 4/1/2020[1]	$86,783
371,000	5.000%, 10/15/2022[1]	370,072
	Credit Acceptance Corp.
341,000	6.125%, 2/15/2021[1,6]	344,410
	Enova International, Inc.
350,000	9.750%, 6/1/2021[1,6]	349,125
	First Data Corp.
350,000	7.000%, 12/1/2023[1,2]	372,750
	Genworth Holdings, Inc.
350,000	7.700%, 6/15/2020[6]	338,520
	GFI Group, Inc.
350,000	8.375%, 7/19/2018[6]	376,250
	Icahn Enterprises LP / Icahn Enterprises Finance Corp.
350,000	6.000%, 8/1/2020[1,6]	357,438
	Nationstar Mortgage LLC / Nationstar Capital Corp.
45,000	6.500%, 8/1/2018[1,6]	45,731
305,000	7.875%, 10/1/2020[1,6]	315,675
	Navient Corp.
280,000	8.000%, 3/25/2020[6]	310,632
	Oppenheimer Holdings, Inc.
160,000	8.750%, 4/15/2018[1,6]	160,800
	Popular, Inc.
304,000	7.000%, 7/1/2019[1,3]	313,500
		3,741,686
	HEALTH CARE – 2.8%
	CHS/Community Health Systems, Inc.
60,000	8.000%, 11/15/2019[1,6]	49,800
220,000	7.125%, 7/15/2020[1,6]	167,266
	IASIS Healthcare LLC / IASIS Capital Corp.
350,000	8.375%, 5/15/2019[1,6]	304,500
	Tenet Healthcare Corp.
350,000	6.750%, 2/1/2020[6]	336,875
	Valeant Pharmaceuticals International
80,000	7.000%, 10/1/2020[1,6]	68,950
250,000	7.000%, 10/1/2020[1,2]	215,469
		1,142,860
	INDUSTRIALS – 6.4%
	AECOM
350,000	5.750%, 10/15/2022[1,6]	369,950
	Bombardier, Inc.
350,000	5.750%, 3/15/2022[3]	329,000

Altrius Enhanced Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2016

Principal Amount		Value

	CORPORATE BONDS (Continued)
	INDUSTRIALS(Continued)
	Case New Holland Industrial, Inc.
$40,000	7.875%, 12/1/2017[6]	$42,050
	Commercial Vehicle Group, Inc.
280,000	7.875%, 4/15/2019[1,6]	279,650
	Herc Rentals, Inc.
400,000	7.500%, 6/1/2022[1,2]	421,500
	Navistar International Corp.
350,000	8.250%, 11/1/2021[1,6]	353,500
	Titan International, Inc.
350,000	6.875%, 10/1/2020[1,6]	342,562
	United Rentals North America, Inc.
54,000	7.625%, 4/15/2022[1,6]	56,835
	XPO CNW, Inc.
350,000	7.250%, 1/15/2018[6]	359,450
		2,554,497
	MATERIALS – 10.3%
	AEP Industries, Inc.
36,000	8.250%, 4/15/2019[1,6]	36,720
	AK Steel Corp.
280,000	7.625%, 5/15/2020[1,6]	285,600
	AngloGold Ashanti Holdings PLC
350,000	5.375%, 4/15/2020[3,6]	359,625
	ArcelorMittal
248,000	10.850%, 6/1/2019[3,6]	290,160
	Blue Cube Spinco, Inc.
400,000	9.750%, 10/15/2023[1]	476,000
	Chemours Co.
350,000	6.625%, 5/15/2023[1]	346,500
	Coeur Mining, Inc.
181,000	7.875%, 2/1/2021[1,6]	187,788
	Commercial Metals Co.
60,000	7.350%, 8/15/2018[6]	63,600
	Hecla Mining Co.
349,000	6.875%, 5/1/2021[1,6]	356,852
	Hexion, Inc.
350,000	6.625%, 4/15/2020[1]	309,750
	LSB Industries, Inc.
350,000	8.500%, 8/1/2019[1,4]	322,000
	SunCoke Energy, Inc.
160,000	7.625%, 8/1/2019[1,6]	158,000
	Tronox Finance LLC
350,000	6.375%, 8/15/2020[1,6]	327,250

Altrius Enhanced Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2016

Principal Amount		Value

	CORPORATE BONDS (Continued)
	MATERIALS(Continued)
	United States Steel Corp.
$350,000	7.375%, 4/1/2020[6]	$375,375
	Vale Overseas Ltd.
220,000	5.625%, 9/15/2019[3,6]	232,430
		4,127,650
	TECHNOLOGY – 4.8%
	BMC Software, Inc.
350,000	7.250%, 6/1/2018[6]	351,750
	Infor US, Inc.
350,000	6.500%, 5/15/2022[1,6]	364,875
	Micron Technology, Inc.
280,000	5.875%, 2/15/2022[1,6]	291,900
	Western Digital Corp.
350,000	10.500%, 4/1/2024[1,2]	413,875
	Zebra Technologies Corp.
450,000	7.250%, 10/15/2022[1]	489,375
		1,911,775
	UTILITIES – 0.2%
	NRG Energy, Inc.
60,000	7.875%, 5/15/2021[1,6]	62,550
		62,550
	TOTAL CORPORATE BONDS (Cost $29,513,442)	30,106,455
	SHORT-TERM INVESTMENTS – 25.0%
7,035,204	UMB Money Market Fiduciary, 0.01%[5]	7,035,204
3,000,000	United States Treasury Bill, 0.56%, 9/14/2017	2,985,060
	TOTAL SHORT-TERM INVESTMENTS (Cost $10,023,437)	10,020,264

	TOTAL INVESTMENTS – 100.2% (Cost $39,536,879)	40,126,719
	Liabilities in Excess of Other Assets – (0.2)%	(114,951)
	TOTAL NET ASSETS – 100.0%	$40,011,768

Number of Contracts

SECURITIES SOLD SHORT – (4.3)%
WRITTEN OPTIONS CONTRACTS – (0.7)%
PUT OPTIONS – (0.7)%
Allergan PLC
(16)	Exercise Price: $180.00, Expiration Date: January 6, 2017	(80)

Altrius Enhanced Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2016

Number of Contracts		Value

	SECURITIES SOLD SHORT (Continued)
	WRITTEN OPTIONS CONTRACTS (Continued)
	PUT OPTIONS(Continued)
	Gilead Sciences, Inc.
(53)	Exercise Price: $72.00, Expiration Date: January 13, 2017	$(9,037)
	Icahn Enterprises LP
(72)	Exercise Price: $55.00, Expiration Date: February 17, 2017	(7,560)
	iShares 20+ Year Treasury Bond ETF
(48)	Exercise Price: $125.00, Expiration Date: February 17, 2017*	(31,920)
(85)	Exercise Price: $126.00, Expiration Date: February 17, 2017*	(63,962)
(39)	Exercise Price: $127.00, Expiration Date: February 17, 2017*	(32,760)
(38)	Exercise Price: $128.00, Expiration Date: February 17, 2017*	(35,435)
(48)	Exercise Price: $125.00, Expiration Date: March 17, 2017*	(35,040)
(46)	Exercise Price: $126.00, Expiration Date: March 17, 2017*	(37,375)
	Teva Pharmaceutical Industries Ltd.
(110)	Exercise Price: $35.00, Expiration Date: January 6, 2017	(1,485)
	The Mosaic Company
(144)	Exercise Price: $27.50, Expiration Date: January 20, 2017	(5,040)
	The Procter & Gamble Company
(45)	Exercise Price: $83.00, Expiration Date: January 6, 2017	(945)
	Twitter, Inc.
(228)	Exercise Price: $17.00, Expiration Date: January 13, 2017	(22,116)
	Whole Foods Market, Inc.
(132)	Exercise Price: $29.50, Expiration Date: January 13, 2017	(2,442)
	Wynn Resorts Ltd.
(49)	Exercise Price: $80.00, Expiration Date: January 20, 2017	(4,287)
	TOTAL PUT OPTIONS (Proceeds $321,687)	(289,484)
	TOTAL WRITTEN OPTIONS CONTRACTS (Proceeds $321,687)	$(289,484)

Principal Amount

	U.S. GOVERNMENT – (3.6)%
	UNITED STATES TREASURY BOND – (3.6)%
	United States Treasury Bond
$(1,500,000)	2.875%, 11/15/2046	(1,448,204)
	TOTAL UNITED STATES TREASURY BOND (Proceeds $1,467,275)	(1,448,204)
	TOTAL U.S. GOVERNMENT (Proceeds $1,467,275)	(1,448,204)
	TOTAL SECURITIES SOLD SHORT (Proceeds $1,788,962)	$(1,737,688)

Altrius Enhanced Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2016

LP – Limited Partnership
PLC – Public Limited Company

*	Non-income producing security.
[1]	Callable.
[2]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $1,791,094.

[3]	Foreign security denominated in U.S. Dollars.
[4]	Variable, floating, or step rate security.
[5]	The rate is the annualized seven-day yield at period end.
[6]	Security segregated as collateral for open written options contracts and securities sold short.

See accompanying Notes to Financial Statements.

Altrius Enhanced Income Fund
SUMMARY OF INVESTMENTS
As of December 31, 2016

Security Type/Industry	Percent of Total Net Assets
Corporate Bonds
Consumer Discretionary	15.6%
Energy	11.9%
Materials	10.3%
Financials	9.3%
Communications	8.5%
Industrials	6.4%
Consumer Staples	5.4%
Technology	4.8%
Health Care	2.8%
Utilities	0.2%
Total Corporate Bonds	75.2%
Short-Term Investments	25.0%
Total Investments	100.2%
Liabilities in Excess of Other Assets	(0.2)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

MarketGrader 100 Enhanced Index Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2016

Number of Shares		Value

	COMMON STOCKS – 99.4%
	COMMUNICATIONS – 5.7%
533	Alphabet, Inc. - Class A*	$422,376
3,459	Facebook, Inc. - Class A*	397,958
82,278	MeetMe, Inc.*	405,630
299	Priceline Group, Inc.*	438,352
14,702	Sinclair Broadcast Group, Inc. - Class A	490,312
4,454	Walt Disney Co.	464,196
		2,618,824
	CONSUMER DISCRETIONARY – 27.7%
6,394	Alaska Air Group, Inc.	567,340
3,230	Allegiant Travel Co.	537,472
22,801	American Eagle Outfitters, Inc.	345,891
12,080	AMN Healthcare Services, Inc.*	464,476
12,778	Cooper Tire & Rubber Co.	496,425
8,268	Copart, Inc.*	458,130
4,340	Drew Industries, Inc.	467,635
22,988	Fox Factory Holding Corp.*	637,917
23,829	Gentex Corp.	469,193
10,103	Grand Canyon Education, Inc.*	590,520
9,514	Hawaiian Holdings, Inc.*	542,298
12,470	Herman Miller, Inc.	426,474
11,351	Hibbett Sports, Inc.*	423,392
3,169	Home Depot, Inc.	424,900
26,319	JetBlue Airways Corp.*	590,072
12,556	LGI Homes, Inc.*	360,734
5,548	Lowe's Cos., Inc.	394,574
2,043	Mohawk Industries, Inc.*	407,946
20,197	Nautilus, Inc.*	373,645
7,318	NIKE, Inc. - Class B	371,974
14,778	Nutrisystem, Inc.	512,058
4,624	Polaris Industries, Inc.	380,971
3,518	Stanley Black & Decker, Inc.	403,480
5,436	Tempur Sealy International, Inc.*	371,170
5,448	Thor Industries, Inc.	545,072
5,440	TJX Cos., Inc.	408,707
31,611	TRI Pointe Group, Inc.*	362,894
1,579	Ulta Salon Cosmetics & Fragrance, Inc.*	402,550
		12,737,910
	CONSUMER STAPLES – 3.6%
8,907	B&G Foods, Inc.	390,127
9,883	Cal-Maine Foods, Inc.	436,581
9,274	Five Below, Inc.*	370,589

MarketGrader 100 Enhanced Index Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2016

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER STAPLES (Continued)
13,258	Kroger Co.	$457,534
		1,654,831
	ENERGY – 1.9%
5,481	EQT Midstream Partners LP	420,283
10,427	Valero Energy Partners LP	461,603
		881,886
	FINANCIALS – 16.4%
6,549	American Express Co.	485,150
11,274	Bank of the Ozarks, Inc.	592,900
6,304	CBOE Holdings, Inc.	465,803
2,203	Credit Acceptance Corp.*	479,174
13,343	Federated Investors, Inc. - Class B	377,340
17,198	Hanmi Financial Corp.	600,210
33,647	Heritage Insurance Holdings, Inc.	527,248
19,764	Home BancShares, Inc.	548,846
7,658	Intercontinental Exchange, Inc.	432,064
4,179	LendingTree, Inc.*	423,542
16,112	Marcus & Millichap, Inc.*	430,513
4,495	Mastercard, Inc.	464,109
16,778	ServisFirst Bancshares, Inc.	628,168
19,192	Universal Insurance Holdings, Inc.	545,053
16,335	Walker & Dunlop, Inc.*	509,652
		7,509,772
	HEALTH CARE – 17.2%
6,429	AbbVie, Inc.	402,584
14,675	Akorn, Inc.*	320,355
4,551	Align Technology, Inc.*	437,488
2,477	Amgen, Inc.	362,162
8,650	Anika Therapeutics, Inc.*	423,504
1,367	Biogen, Inc.*	387,654
9,683	Cambrex Corp.*	522,398
3,840	Celgene Corp.*	444,480
9,476	Five Prime Therapeutics, Inc.*	474,842
5,314	Gilead Sciences, Inc.	380,536
26,896	Insys Therapeutics, Inc.*	247,443
7,403	Masimo Corp.*	498,962
2,212	McKesson Corp.	310,675
13,344	Natural Health Trends Corp.	331,599
42,599	SciClone Pharmaceuticals, Inc.*	460,069
3,401	United Therapeutics Corp.*	487,806
3,025	UnitedHealth Group, Inc.	484,121
6,470	USANA Health Sciences, Inc.*	395,964

MarketGrader 100 Enhanced Index Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2016

Number of Shares		Value

	COMMON STOCKS (Continued)
	HEALTH CARE(Continued)
19,898	Xencor, Inc.*	$523,715
		7,896,357
	INDUSTRIALS – 12.5%
15,593	AAON, Inc.	515,348
9,074	Argan, Inc.	640,171
13,268	Douglas Dynamics, Inc.	446,468
4,881	Dycom Industries, Inc.*	391,895
12,789	Greenbrier Cos., Inc.	531,383
9,509	Hexcel Corp.	489,143
4,264	Pool Corp.	444,906
14,918	Smith & Wesson Holding Corp.*	314,471
9,463	Spirit AeroSystems Holdings, Inc. - Class A	552,166
28,644	Supreme Industries, Inc. - Class A	449,711
3,878	United Parcel Service, Inc. - Class B	444,574
31,863	Wabash National Corp.*	504,073
		5,724,309
	MATERIALS – 4.2%
9,900	Berry Plastics Group, Inc.*	482,427
8,037	Dow Chemical Co.	459,877
6,666	Patrick Industries, Inc.*	508,616
7,145	Trex Co., Inc.*	460,138
		1,911,058
	TECHNOLOGY – 10.2%
3,924	Apple, Inc.	454,478
14,779	Applied Materials, Inc.	476,918
5,431	Arista Networks, Inc.*	525,558
2,460	FactSet Research Systems, Inc.	402,038
3,380	Fair Isaac Corp.	402,964
21,259	Integrated Device Technology, Inc.*	500,862
6,061	KLA-Tencor Corp.	476,879
23,661	MaxLinear, Inc. - Class A*	515,810
19,095	NIC, Inc.	456,370
8,516	Ubiquiti Networks, Inc.*	492,225
		4,704,102
	TOTAL COMMON STOCKS (Cost $42,023,592)	45,639,049

MarketGrader 100 Enhanced Index Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2016

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 1.5%
$674,628	UMB Money Market Fiduciary, 0.01%[1]	$674,628
	TOTAL SHORT-TERM INVESTMENTS (Cost $674,628)	674,628

	TOTAL INVESTMENTS – 100.9% (Cost $42,698,220)	46,313,677
	Liabilities in Excess of Other Assets – (0.9)%	(435,688)
	TOTAL NET ASSETS – 100.0%	$45,877,989

LP – Limited Partnership

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

MarketGrader 100 Enhanced Index Fund
SUMMARY OF INVESTMENTS
As of December 31, 2016

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Consumer Discretionary	27.7%
Health Care	17.2%
Financials	16.4%
Industrials	12.5%
Technology	10.2%
Communications	5.7%
Materials	4.2%
Consumer Staples	3.6%
Energy	1.9%
Total Common Stocks	99.4%
Short-Term Investments	1.5%
Total Investments	100.9%
Liabilities in Excess of Other Assets	(0.9)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
As of December 31, 2016

	Kaizen Hedged Premium Spreads Fund		Altrius Enhanced Income Fund	MarketGrader 100 Enhanced Index Fund
Assets:
Investments, at cost		$62,485,837	$39,536,879		$42,698,220
Purchased options contracts, at cost		306,112	‐		‐
Investments, at value		$62,485,059	$40,126,719		$46,313,677
Purchased options contracts, at value		155,250	‐		‐
Cash segregated at Broker		1,522,729	1,562,387		‐
Receivables:
Investment securities sold		15,215	‐		‐
Fund shares sold		10,260	121,071		127,520
Dividends and interest		13	487,030		28,445
Due from Advisor		‐	‐		‐
Prepaid expenses		10,858	33,545		21,809
Total assets		64,199,384	42,330,752		46,491,451

Liabilities:
Securities sold short, proceeds	$	‐	$1,467,275	$	‐
Written options contracts, proceeds		119,505	321,687		‐
Securities sold short, at value	$	‐	$1,448,204	$	‐
Written options contracts, at value		98,750	289,484		‐
Unrealized depreciation on futures contracts		1,329	‐		‐
Cash due to Broker		‐	‐		3,678
Payables:
Investment securities purchased		52,143	488,450		461,858
Fund shares redeemed		91,627	10,404		57,130
Advisory fees		49,559	18,604		18,340
Shareholder servicing fees (Note 7)		165	2,926		3,246
Fund administration fees		16,474	3,803		5,114
Auditing fees		14,993	14,999		14,999
Fund accounting fees		14,013	12,826		9,106
Transfer agent fees and expenses		10,781	5,721		5,850
Custody fees		5,592	5,300		21,224
Chief Compliance Officer fees		1,310	4,787		1,523
Trustees' fees and expenses		‐	1,106		1,756
Interest on securities sold short		‐	5,599		‐
Offering costs		‐	68		‐
Accrued other expenses		28,127	6,703		9,638
Total liabilities		384,863	2,318,984		613,462

Net Assets		$63,814,521	$40,011,768		$45,877,989

Components of Net Assets:
Paid‐in capital (par value of $0.01 per share with an unlimited number of shares authorized)		$140,670,134	$39,486,920		$43,800,242
Accumulated net realized loss on investments, securities sold short, futures contracts, purchased options purchased options contracts and written options contracts		(76,723,399)	(116,267)		(1,537,710)
Net unrealized appreciation (depreciation) on:
Investments		(778)	589,840		3,615,457
Securities sold short		‐	19,072		‐
Purchased options contracts		(150,862)	‐		‐
Futures contracts		(1,329)	‐		‐
Written options contracts		20,755	32,203		‐
Net Assets		$63,814,521	$40,011,768		$45,877,989

Class I Shares:
Shares of beneficial interest issued and outstanding		8,139,657	3,776,173		4,158,421
Net asset value per share		$7.84	$10.60		$11.03

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2016

	Kaizen Hedged Premium Spreads Fund		Altrius Enhanced Income Fund		MarketGrader 100 Enhanced Index Fund
Investment Income:
Dividends	$	‐	$	‐	$309,001
Interest		327,520		928,375	62
Total investment income		327,520		928,375	309,063

Expenses:
Advisory fees		1,222,385		183,102	271,183
Fund administration fees		117,366		48,601	44,997
Registration fees		113,837		25,181	39,541
Fund accounting fees		60,172		82,806	52,377
Transfer agent fees and expenses		59,119		26,120	28,286
Legal fees		36,452		17,045	20,206
Shareholder reporting fees		30,360		6,916	7,359
Offering costs		24,567		26,882	24,780
Miscellaneous		14,710		7,634	8,047
Custody fees		14,682		15,908	92,073
Auditing fees		14,649		14,999	14,999
Chief Compliance Officer fees		7,287		26,735	6,812
Trustees' fees and expenses		6,830		7,282	7,182
Insurance fees		3,984		2,279	2,279
Interest on securities sold short		‐		4,884	‐
Interest expense		2,922		1,521	2,010
Shareholder servicing fees (Note 7)		151		16,502	23,978

Total expenses		1,729,473		514,397	646,109
Advisory fees waived		(102,973)		(183,102)	(271,183)
Other expenses absorbed		‐		(75,634)	(3,119)
Net expenses		1,626,500		255,661	371,807
Net investment income (loss)		(1,298,980)		672,714	(62,744)

Realized and Unrealized Gain (Loss) on Investments, Securities Sold Short, Purchased Options Contracts, Written Options Contracts and Futures Contracts:
Net realized gain (loss) on:
Investments		(10,413)		109,797	1,065,536
Securities sold short		(26,080)		‐	‐
Purchased options contracts		(67,445,549)		‐	‐
Written options contracts		70,941,080		(25,921)	‐
Futures contracts		(1,910,101)		‐	(1,562,317)
Net realized gain (loss)		1,548,937		83,876	(496,781)
Net change in unrealized appreciation/depreciation on:
Investments		(778)		589,840	3,615,457
Securities sold short		‐		19,072	‐
Purchased options contracts		(38,598)		‐	‐
Futures contracts		(1,329)		‐	‐
Written options contracts		38,018		32,203	‐
Net change in unrealized appreciation/depreciation		(2,687)		641,115	3,615,457
Net realized and unrealized gain on investments, securities sold short, purchased options contracts, written options contracts and futures contracts		1,546,250		724,991	3,118,676

Net Increase in Net Assets from Operations		$247,270		$1,397,705	$3,055,932

See accompanying Notes to Financial Statements.

Kaizen Hedged Premium Spreads Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended December 31, 2016	For the Period August 3, 2015* through December 31, 2015
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(1,298,980)	$(1,480,961)
Net realized gain (loss) on investments, securities sold short, futures contracts, purchased options contracts and written options contracts	1,548,937	(78,272,336)
Net change in unrealized appreciation/depreciation on investments, futures contracts, purchased options contracts and written options contracts	(2,687)	(129,527)
Net increase (decrease) in net assets resulting from operations	247,270	(79,882,824)

Capital Transactions:
Net proceeds from shares sold:
Class I	15,221,209	342,164,920
Cost of shares redeemed:
Class I1	(115,815,041)	(98,121,013)
Net increase (decrease) in net assets from capital transactions	(100,593,832)	244,043,907

Total increase (decrease) in net assets	(100,346,562)	164,161,083

Net Assets:
Beginning of period	164,161,083	‐
End of period	$63,814,521	$164,161,083

Capital Share Transactions:
Shares sold:
Class I	2,035,501	34,806,594
Shares redeemed:
Class I	(15,518,185)	(13,184,253)
Net increase (decrease) from capital share transactions	(13,482,684)	21,622,341

*	Commencement of operations.
[1]	Net of redemption fee proceeds of $8,748 and $59,754, respectively.

See accompanying Notes to Financial Statements.

Altrius Enhanced Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended December 31, 2016	For the Period Ended December 31, 2015*
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$672,714	$-
Net realized gain on investments and written options contracts	83,876	-
Net change in unrealized appreciation/depreciation on investments, securities sold short and written options contracts	641,115	-
Net increase in net assets resulting from operations	1,397,705	-

Distributions to Shareholders:
From net investment income:
Class I	(685,318)	-
From net realized gain:
Class I	(198,438)	-
Total distributions to shareholders	(883,756)	-

Capital Transactions:
Net proceeds from shares sold:
Class I	43,116,862	1,000
Reinvestment of distributions:
Class I	883,756	-
Cost of shares redeemed:
Class I1	(4,503,799)	-
Net increase in net assets from capital transactions	39,496,819	1,000

Total increase in net assets	40,010,768	1,000

Net Assets:
Beginning of period	1,000	-
End of period	$40,011,768	$1,000

Capital Share Transactions:
Shares sold:
Class I	4,128,761	100
Shares reinvested:
Class I	83,722	-
Shares redeemed:
Class I	(436,410)	-
Net increase in capital share transactions	3,776,073	100

*	Commencement of operations.
[1]	Net of redemption fee proceeds of $26,440 and $0, respectively.

See accompanying Notes to Financial Statements.

MarketGrader 100 Enhanced Index Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended December 31, 2016	For the Period Ended December 31, 2015*
Increase (Decrease) in Net Assets From:
Operations:
Net investment loss	$(62,744)	$-
Net realized loss on investments and futures contracts	(496,781)	-
Net change in unrealized appreciation/depreciation on investments	3,615,457	-
Net increase in net assets resulting from operations	3,055,932	-

Distributions to Shareholders:
From net capital gain:
Class I	(991,237)	-
Total distributions to shareholders	(991,237)	-

Capital Transactions:
Net proceeds from shares sold:
Class I	48,861,752	1,000
Reinvestment of distributions:
Class I	991,237	-
Cost of shares redeemed:
Class I1	(6,040,695)	-
Net increase in net assets from capital transactions	43,812,294	1,000

Total increase in net assets	45,876,989	1,000

Net Assets:
Beginning of period	1,000	-
End of period	$45,877,989	$1,000

Capital Share Transactions:
Shares sold:
Class I	4,632,209	100
Shares reinvested:
Class I	89,462	-
Shares redeemed:
Class I	(563,350)	-
Net increase in capital share transactions	4,158,321	100

*	Commencement of operations.
[1]	Net of redemption fee proceeds of $11,626 and $0, respectively.

See accompanying Notes to Financial Statements.

Kaizen Hedged Premium Spreads Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Year Ended December 31, 2016	For the Period August 3, 2015* through December 31, 2015
Net asset value, beginning of period	$7.59	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.10)	(0.06)
Net realized and unrealized gain (loss)	0.35	(2.35)
Total from investment operations	0.25	(2.41)

Redemption fee proceeds[1]	- [2]	- [2]

Net asset value, end of period	$7.84	$7.59

Total return[3]	3.16%	(24)%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$63,815	$164,161

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed	1.72%[6]	1.85%[5]
After fees waived and expenses absorbed	1.62%[6]	1.85%[5]
Ratio of net investment loss to average net assets (including interest expense):
Before fees waived and expenses absorbed	(1.40)%	(1.76)%[5]
After fees waived and expenses absorbed	(1.30)%	(1.76)%[5]

Portfolio turnover rate	-%	-%[4]

*	Commencement of operations.
[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.
[5]	Annualized.
[6]	If interest on securities sold short had been excluded, the expense ratios would have remained unchanged for the year ended December 31, 2016 and for the period ended December 31, 2015.

See accompanying Notes to Financial Statements.

Altrius Enhanced Income Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout the period.

For the Year Ended December 31, 2016
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment income[1]	0.43
Net realized and unrealized gain on investments, securities sold short and written options contracts	0.57
Total from investment operations	1.00

Less Distributions:
From net investment income	(0.37)
From net realized gain	(0.05)
Total distributions	(0.42)

Redemption fee proceeds[1]	0.02

Net asset value, end of period	$10.60

Total return[2]	10.37%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$40,012

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed	3.09%[3]
After fees waived and expenses absorbed	1.53%[3]
Ratio of net investment income to average net assets (including interest expense):
Before fees waived and expenses absorbed	2.48%
After fees waived and expenses absorbed	4.04%

Portfolio turnover rate	21%

[1]	Based on average shares outstanding during the period.
[2]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	If interest on securities sold short had been excluded, the expense ratios would have been lowered by 0.03% for the year ended December 31, 2016.

See accompanying Notes to Financial Statements.

MarketGrader 100 Enhanced Index Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout the period.
For the Year Ended December 31, 2016
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.03)
Net realized and unrealized gain on investments	1.30
Total from investment operations	1.27

Less Distributions:
From net realized gain	(0.25)
Total distributions	(0.25)

Redemption fee proceeds[1]	0.01

Net asset value, end of period	$11.03

Total return[2]	12.74%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$45,878

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed	2.62%[3]
After fees waived and expenses absorbed	1.51%[3]
Ratio of net investment loss to average net assets (including interest expense):
Before fees waived and expenses absorbed	(1.37)%
After fees waived and expenses absorbed	(0.26)%

Portfolio turnover rate	105%

[1]	Based on average shares outstanding during the period.
[2]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	If interest on securities sold short had been excluded, the expense ratios would have been lowered by 0.01% for the year ended December 31, 2016.

See accompanying Notes to Financial Statements.

Kaizen Funds
NOTES TO FINANCIAL STATEMENTS
December 31, 2016

Note 1 – Organization
Kaizen Hedged Premium Spreads Fund, Altrius Enhanced Income Fund and MarketGrader 100 Enhanced Index Fund (each a “Fund” and collectively the ‘‘Funds’’) are organized as a series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Kaizen Hedged Premium Spreads Fund is a non-diversified fund.  The Altrius Enhanced Income Fund and MarketGrader 100 Enhanced Index Fund are diversified funds.

The Kaizen Hedged Premium Spreads Fund’s primary investment objective is to seek risk-adjusted returns which are uncorrelated to the broader markets. The Fund currently offers one class of shares, Class I.  Class A and Class C Shares are not currently available.  The Fund’s Class I shares commenced operations on August 3, 2015.

The Altrius Enhanced Income Fund’s primary investment objective is to maximize long-term total return and generate income.  The Fund currently offers one class of shares, Class I.  Class A and Class C Shares are not currently available.  The Fund’s Class I shares commenced investment operations on December 31, 2015.

The MarketGrader 100 Enhanced Index Fund’s primary investment objective is to seek investment results that track generally, before fees and expenses, to the performance of the Kaizen MarketGrader 100 Dynamic Risk Overlay Index (the “Underlying Index”).  The Fund currently offers one class of shares, Class I.  Class A and Class C Shares are not currently available.  The Fund’s Class I shares commenced investment operations on December 31, 2015.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Options are valued at the mean between the last available bid and asked prices used.  Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Kaizen Funds
NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2016

(b) Short Sales
Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  When a security is sold short, a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrues during the period of the loan which is recorded as an expense.  To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense.  Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(c) Options
The Funds may write or purchase options contracts primarily to enhance the Funds’ returns or reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk.  When a Fund writes or purchases an option, an amount equal to the premium received or paid by a Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased.  Premiums received or paid from writing or purchasing options which expire unexercised are treated by a Fund on the expiration date as realized gains or losses.  The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss.  If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

Transactions in option contracts written for the year ended December 31, 2016 in the Kaizen Hedged Premium Spreads Fund were as follows:

	Number of Contracts	Premium Amount
Outstanding at December 31, 2015	10,000	$407,737
Options written	573,488	145,833,301
Options terminated in closing purchasing transactions	(262,746)	(83,016,985)
Options expired	(318,642)	(63,104,548)
Options exercised	-	-
Outstanding at December 31, 2016	2,100	$119,505

Kaizen Funds
NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2016

Transactions in option contracts written for the year ended December 31, 2016 in the Altrius Enhanced Income Fund were as follows:

	Number of Contracts	Premium Amount
Outstanding at December 31, 2015	-	$-
Options written	10,774	927,332
Options terminated in closing purchasing transactions	(7,884)	(537,635)
Options expired	(1,660)	(59,972)
Options exercised	(77)	(8,038)
Outstanding at December 31, 2016	1,153	$321,687

(d) Stock Index Futures
The Funds may invest in stock index futures as a substitute for a comparable market position in the underlying securities.  A stock index future obligates the seller to deliver (and the purchaser to accept), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made.  No physical delivery of the underlying stocks in the index is made.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.  Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.  When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Funds’ basis in the contract.  Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments.  The purchase of a futures contract involves the risk that the Funds could lose more than the original margin deposit required to initiate the futures transaction.  There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

(e) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations.  Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

The Kaizen Hedged Premium Spreads Fund incurred offering costs of approximately $41,276, which were amortized over a one-year period from August 3, 2015 (commencement of operations).

The Altrius Enhanced Income Fund incurred offering costs of approximately $26,882, which were amortized over a one-year period from December 31, 2015 (commencement of operations).

Kaizen Funds
NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2016

The MarketGrader 100 Enhanced Index Fund incurred offering costs of approximately $24,780, which were amortized over a one-year period from December 31, 2015 (commencement of operations).

(f) Distributions to Shareholders
The Funds will make distributions of net investment income, per the table below and capital gains, if any, at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Distribution Frequency of Net Investment Income
Kaizen Hedged Premium Spreads Fund	Annually
Altrius Enhanced Income Fund	Monthly
MarketGrader 100 Enhanced Index Fund	Annually

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(g) Federal Income Taxes
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open year ended December 31, 2015 and as of and during the year ended December 31, 2016, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(h) Use of Estimates
The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period.  Actual results could differ from those estimates.

Kaizen Funds
NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2016

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Kaizen Advisory, LLC (the “Advisor”).  Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor.  The annual rates are listed by Fund in the table below. The Advisor has contractually agreed to waive its fee and/or pay for operating expenses (excluding any taxes, leverage interest, acquired fund fees and expenses (as determined in accordance with Form N-1A), dividend and interest expense on short sales, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) in order to limit total annual operating expenses of each fund. This agreement is in effect until April 30, 2017 for the Kaizen Hedged Premium Spreads Fund, and it may be terminated before that date only by the Trust’s Board of Trustees. This agreement is in effect until December 31, 2016 for the Altrius Enhanced Income Fund and MarketGrader 100 Enhanced Index Fund, and it may be terminated before that date only by the Trust’s Board of Trustees. The table below contains the expense cap by Fund and by Class.

	Investment Advisory Fees	Total Limit on Annual Operating Expenses Class I Shares†
Kaizen Hedged Premium Spreads Fund	1.10%*	1.50%*
MarketGrader 100 Enhanced Index Fund	1.10%	1.50%
Altrius Enhanced Income Fund	1.10%	1.50%

†	The total limit on annual operating expenses is calculated based on each Fund’s average daily net assets.
*	Prior to April 1, 2016, the Annual Investment Advisory Fee and Annual Operating Expenses for the Kaizen Hedged Premium Spreads Fund were 1.45% and 1.85%, respectively.

The Advisor has engaged Altrius Capital Management, Inc. (“Altrius”) and Two Fish Management, LLC (“Two Fish”) (each, a "Sub-Advisor" and together, the “Sub-Advisors”) to manage the assets of the Altrius Enhanced Income Fund and pays the Sub-Advisors from its advisory fees.

For the year ended December 31, 2016, the Advisor waived advisory fees totaling $102,973 for the Kaizen Hedged Premium Spreads Fund. For the year ended December 31, 2016, the Advisor waived advisory fees and absorbed other expenses totaling $258,736 for the Altrius Enhanced Income Fund. For the year ended December 31, 2016, the Advisor also waived advisory fees and absorbed other expenses totaling $274,302 for the MarketGrader 100 Enhanced Index Fund.  Other than the Voluntary Limitations, the Advisor may recover from each Fund’s fees and/or expenses previously waived and/or absorbed, if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived.  The Advisor is permitted to seek reimbursement from the Funds for a period ending three full fiscal years following the fiscal year in which such reimbursements occurred. The Advisor may recapture all or a portion of this amount no later than December 31, of the years stated below.

	Kaizen Hedged Premium Spreads Fund	Altrius Enhanced Income Fund	MarketGrader 100 Enhanced Index Fund
2019	$102,973	$258,736	$274,302
Total	$102,973	$258,736	$274,302

Kaizen Funds
NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2016

IMST Distributors, LLC serves as the Funds’ distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators.  For the year ended December 31, 2016, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the year ended December 31, 2016, are reported on the Statements of Operations.

Note 4 – Federal Income Taxes
At December 31, 2016, the cost of investments on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

	Kaizen Hedged Premium Spreads Fund	Altrius Enhanced Income Fund	MarketGrader 100 Enhanced Index Fund
Cost of investments	$62,641,087	$39,537,059	$42,834,043

Gross unrealized appreciation	$-	$736,300	$5,022,385
Gross unrealized depreciation	(778)	(146,640)	(1,542,751)
Net unrealized appreciation (depreciation) on investments	$(778)	$589,660	$3,479,634

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended December 31, 2016, permanent differences in book and tax accounting have been reclassified to paid-in capital, accumulated net investment income/loss and accumulated net realized gain/loss as follows:

Increase (Decrease)
Fund	Paid-in Capital	Accumulated Net Investment Income/Loss	Accumulated Net Realized Gain/Loss
Kaizen Hedged Premium Spreads Fund	$(1,298,980)	$1,298,980	$-
Altrius Enhanced Income Fund	(10,899)	12,604	(1,705)
MarketGrader 100 Enhanced Index Fund	(13,052)	62,744	(49,692)

Kaizen Funds
NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2016

As of December 31, 2016, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Kaizen Hedged Premium Spreads Fund	Altrius Enhanced Income Fund	MarketGrader 100 Enhanced Index Fund
Undistributed ordinary income	$-	$-	$-
Undistributed long-term capital gains	-	-	-
Accumulated earnings	-	-	-

Accumulated capital and other losses	(75,808,614)	(64,812)	(1,401,887)
Unrealized appreciation on investments	(778)	589,660	3,479,634
Unrealized appreciation on open futures and options contracts	(1,046,221)	-	-
Total accumulated earnings (deficit)	$(76,855,613)	$524,848	$2,077,747

The tax character of distributions paid during the fiscal year ended December 31, 2016 was as follows:

	Kaizen Hedged Premium Spreads Fund		Altrius Enhanced Income Fund		MarketGrader 100 Enhanced Index Fund
Distribution paid from:	2016	2015	2016	2015	2016	2015
Ordinary income	$-	$-	$879,338	$-	$991,237	$-
Net long-term capital gains	-	-	4,418	-	-	-
Total taxable distributions	$-	$-	$883,756	$-	$991,237	$-

At December 31, 2016, the Funds had accumulated capital loss carryforwards as follows:

Not Subject to Expiration
Fund	Short-Term	Long-Term	Total
Kaizen Hedged Premium Spreads Fund	$33,672,301	$42,136,313	$75,808,614
Altrius Enhanced Income Fund	-	-	-
MarketGrader 100 Enhanced Index Fund	-	-	-

Kaizen Funds
NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2016

Post-October capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds next taxable year.  As of December 31, 2016, the following Funds had Post-October capital losses, which are deferred until January 1, 2107 for tax purposes:

	Post-October Capital Losses
Fund	Short-Term	Long-Term	Total
Kaizen Hedged Premium Spreads Fund	$-	$-	$-
Altrius Enhanced Income Fund	116,087	-	116,087
MarketGrader 100 Enhanced Index Fund	546,921	854,966	1,401,887

Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), the Fund is permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period.  However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years.  As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Note 5 – Redemption Fee
The Funds may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the year ended December 31, 2016 and the period ended December 31, 2015, the Kaizen Hedged Premium Spreads Fund received $8,748 and $59,754, respectively, in redemption fees. For the year ended December 31, 2016 and the period ended December 31, 2015, the Altrius Enhanced Income Fund received $26,440 and $0, respectively, in redemption fees. For the year ended December 31, 2016 and the period ended December 31, 2015, the MarketGrader 100 Enhanced Index Fund received $11,626 and $0, respectively, in redemption fees.

Note 6 – Investment Transactions
For the year ended December 31, 2016, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales	Proceeds from Securities Sold Short	Cover Short Securities
Kaizen Hedged Premium Spreads Fund	$-	$-	$-	$-
Altrius Enhanced Income Fund	32,232,644	2,842,320	1,467,275	-
MarketGrader 100 Enhanced Index Fund	66,592,582	25,634,526	-	-

Note 7 – Shareholder Servicing Plan
The Trust, on behalf of each Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of the Funds’ average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the year ended December 31, 2016, shareholder servicing fees incurred are disclosed on the Statements of Operations.

Kaizen Funds
NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2016

Note 8 – Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, the Funds expect the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Kaizen Funds
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2016

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2016, in valuing the Funds’ assets carried at fair value:

Kaizen Hedged Premium Spreads Fund	Level 1	Level 2	Level 3**	Total
Assets
Investments
Purchased Options Contracts	$155,250	$-	$-	$155,250
Short-Term Investments
Money Market	513,207	-	-	513,207
U.S. Treasury Bill	-	61,971,852	-	61,971,852
Total Assets	$668,457	$61,971,852	$-	$62,640,309

Liabilities
Written Options Contracts	$98,750	$-	$-	$98,750

Other Financial Instruments[1]
Futures Contracts	$(1,329)	$-	$-	$(1,329)

Altrius Enhanced Income Fund	Level 1	Level 2	Level 3**	Total
Assets
Investments
Corporate Bonds	$-	$30,106,455	$-	$30,106,455
Short-Term Investments
Money Market	7,035,204	-	-	7,035,204
U.S. Treasury Bill	-	2,985,060	-	2,985,060
Total Assets	$7,035,204	$33,091,515	$-	$40,126,719

Liabilities
Written Options Contracts	$289,404	$80	$-	$289,484

MarketGrader 100 Enhanced Index Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[2]	$45,639,049	$-	$-	$45,639,049
Money Market	-	-	-	-
Short-Term Investments	674,628	-	-	674,628
Total Investments	$46,313,677	$-	$-	$46,313,677

*	The Fund did not hold any Level 2 securities at period end.

Kaizen Funds
NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2016

**	The Fund did not hold any Level 3 securities at period end.
[1]	Other financial instruments are derivative instruments such as futures. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
[2]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

Transfers between Levels 1, 2 or 3 are recognized at the end of the reporting period. There were no transfers between Levels at period end.

Note 10 – Derivatives and Hedging Disclosures
Derivatives and Hedging requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position, performance and cash flows. The Kaizen Hedged Premium Spreads Fund and Altrius Enhanced Income Fund invested in options contracts during the year ended December 31, 2016.

The effects of these derivative instruments on the Funds’ financial position and financial performance as reflected in the Statements of Assets and Liabilities and Statements of Operations are presented in the tables below. The fair values of derivative instruments as of December 31, 2016 by risk category are as follows:

	Kaizen Hedged Premium Spreads Fund
	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value	Statement of Asset and Liabilities Location	Value
Equity contracts	Purchased options contracts, at value	$155,250	Written options contracts, at value	$98,750
Equity contracts			Unrealized depreciation on futures contracts	1,329
Total		$155,250		$100,079

	Altrius Enhanced Income Fund
	Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value
Equity contracts	Written options contracts, at value	$289,484
Total		$289,484

Kaizen Funds
NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2016

The effects of derivative instruments on the Statements of Operations for the year ended December 31, 2016 are as follows:

Kaizen Hedged Premium Spreads Fund
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts	Futures Contracts
Equity contracts	$(67,445,549)	$70,941,080	$(1,910,101)
Total	$(67,445,549)	$70,941,080	$(1,910,101)

Altrius Enhanced Income Fund
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Written Options Contracts
Equity contracts	$(25,921)
Total	$(25,921)

MarketGrader 100 Enhanced Index Fund
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Futures Contracts
Equity contracts	$(1,562,317)
Total	$(1,562,317)

Kaizen Hedged Premium Spreads Fund

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Futures Contracts	Purchased Options Contracts	Written Options Contracts	Total
Equity contracts	$(1,329)	$(38,598)	$38,018	$(1,909)
Total	$(1,329)	$(38,598)	$38,018	$(1,909)

Altrius Enhanced Income Fund

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Written Options Contracts	Total
Equity contracts	$32,203	$32,203
Total	$32,203	$32,203

Kaizen Funds
NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2016

The number of contracts is included on the Schedule of Investments. The quarterly average volumes of derivative instruments as of December 31, 2016 are as follows:

Kaizen Hedged Premium Spreads Fund
Derivatives not designated as hedging instruments
Equity contracts	Purchased options contracts	Number of contracts	12,825
Equity contracts	Written options contracts	Number of contracts	(8,385)
Equity contracts	Long futures contracts	Number of contracts	54
Equity contracts	Short futures contracts	Number of contracts	(5)

Altrius Enhanced Income Fund
Derivatives not designated as hedging instruments
Equity contracts	Written options contracts	Number of contracts	(896)

Note 11 – Repurchase-to-Maturity Transactions, Repurchase Financings and Disclosures
Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures requires an entity to modify accounting for repurchase-to-maturity transactions and repurchase financing arrangements, as well as modify required disclosures for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions that are accounted for as secured borrowings. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Note 12 - Recently Issued Accounting Pronouncements
Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent) removes the requirement to categorize within the fair value hierarchy investments measured using the net asset value per share ("NAV") practical expedient, as well as removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Note 13 – Events Subsequent to the Fiscal Period End
The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements. In February 2017, the Trust, on behalf of the Kaizen Hedged Premium Spreads Fund, received letters notifying the Trust of potential claims on behalf of multiple claimants. No accrual for these claims has been recorded in the financial statements because the information currently available is insufficient to determine whether a loss is probable or reasonably estimatable.

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Kaizen Hedged Premium Spreads Fund, Altrius Enhanced Income Fund and MarketGrader 100 Enhanced Index Fund and the Board of Trustees of Investment Managers Series Trust II

We have audited the accompanying statements of assets and liabilities of Kaizen Hedged Premium Spreads Fund, Altrius Enhanced Income Fund and MarketGrader 100 Enhanced Index Fund (the “Funds”), each a series of Investment Managers Series Trust II, including the schedule of investments, as of December 31, 2016, and the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for the period indicated thereon.  These financial statements and financial highlights are the responsibility of the Fund’s management.   Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting.  Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Kaizen Hedged Premium Spreads Fund Altrius Enhanced Income Fund and MarketGrader 100 Enhanced Index Fund as of December 31, 2016, and the results of their operations, the changes in their net assets, and their financial highlights for the periods indicated thereon , in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
February 28, 2017

Kaizen Funds
SUPPLEMENTAL INFORMATION (Unaudited)

Long-Term Capital Gain Designation
For federal income tax purposes, the Altrius Fund designates long-term capital gain dividends of $4,418, or the amounts determined to be necessary, for the year ended December 31, 2016.

Qualified Dividend Income
For the year ended December 31, 2016, 27.54% of dividends to be paid from net investment income, including short-term capital gains (if any), for the MarketGrader 100 Fund, is designated as qualified dividend income.

Corporate Dividends Received Deduction
For the year ended December 31, 2016, 26.93% of dividends to be paid from net investment income, including short-term capital gains (if any), for the MarketGrader 100 Fund, is designated as dividends received deduction available to corporate shareholders.

Trustees and Officers Information
Additional information about the Trustees is included in the Funds’ Statement of Additional Information which is available, without charge, upon request by calling (844) 524-9366. The Trustees and officers of the Funds and their principal occupations during the past five years are as follows:

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years
“Independent” Trustees:
Thomas Knipper, CPA [a] (Born 1957) Trustee	Since September 2013	Vice President and Chief Compliance Officer, Ameritas Investment Partners, a registered investment advisor (1995 – present).	12	None.
Kathleen K. Shkuda [a] (born 1951) Trustee	Since September 2013	Zigzag Consulting, a financial services consulting firm (2008-present). Director, Managed Accounts, Merrill Lynch (2007-2008).	12	None.
Larry D. Tashjian [a] (born 1953) Trustee and Chairman of the Board	Since September 2013	Principal, CAM Capital Advisors (2001-present), a family office.	12	General Finance Corporation.
John P. Zader [a] (born 1961) Trustee	Since September 2013	Retired (June 2014 - present). CEO, UMB Fund Services, Inc., a mutual fund and hedge fund service provider, and the transfer agent, fund accountant, and co-administrator for the Fund (2006 - June 2014).	12	Investment Managers Series Trust, a registered investment company (includes 78 portfolios).

Kaizen Funds
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years
Interested Trustee:
Eric M. Banhazl b† (born 1957) Trustee	Since September 2013	Chairman (2016 - present), and President (2006 - 2015), Mutual Fund Administration, LLC, co-administrator for the Fund. Trustee and Vice President, Investment Managers Series Trust II (September 2013 - January 2016).	12	Investment Managers Series Trust, a registered investment company (includes 78 portfolios).
Officers of the Trust:
Terrance P. Gallagher [a] (born 1958) President	Since September 2013	Executive Vice President, UMB Fund Services, Inc. (2007 - present). Director of Compliance, Unified Fund Services Inc. (now Huntington Fund Services), a mutual fund service provider (2004 - 2007).	N/A	N/A
Rita Dam [b] (born 1966) Treasurer and Assistant Secretary	Since September 2013	Co-Chief Executive Officer (2016 - present), and Vice President (2006 - 2015), Mutual Fund Administration, LLC.	N/A	N/A
Joy Ausili [b] (born 1966) Vice President and Assistant Secretary	Since September 2013	Co-CEO (2016 – present), and Vice President, Mutual Fund Administration, LLC (2006 – 2015).	N/A	N/A
Diane Drake [b] (born 1967) Secretary	Since January 2016	Senior Counsel, Mutual Fund Administration, LLC (October 2015 - present). Managing Director and Senior Counsel (2010 - 2015), BNY Mellon Investment Servicing (US) Inc.	N/A	N/A
Martin Dziura[b] (born 1959) Chief Compliance Officer	Since September 2013
Principal, Dziura Compliance Consulting, LLC (October 2014 - present). Managing Director, Cipperman Compliance Services (2010 - September 2014). Chief Compliance Officer, Hanlon Investment Management
(2009 - 2010). Vice President − Compliance, Morgan Stanley Investment Management (2000 - 2009).
			N/A	N/A

a	Address for certain Trustees and certain officers: 235 W. Galena Street, Milwaukee, Wisconsin 53212.
b	Address for Mr. Banhazl, Ms. Ausili, Ms. Dam, and Ms. Drake: 2220 E. Route 66, Suite 226, Glendora, California 91740.
Address for Mr. Dziura: 39 Stafford Square, Boyertown, Pennsylvania 19512.
c	Trustees and officers serve until their successors have been duly elected.
†	Mr. Banhazl is an “interested person” of the Trust by virtue of his position with Mutual Fund Administration, LLC.

Kaizen Funds
EXPENSE EXAMPLES
For the Six Months Ended December 31, 2016 (Unaudited)

Expense Examples
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs including sales charges (loads) on purchase payments on certain classes, and (2) ongoing costs, including management fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2016 to December 31, 2016.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Kaizen Hedged Premium Spreads Fund		Beginning Account Value	Ending Account Value	Expense Paid During Period
		7/1/16	12/31/16	7/1/16 – 12/31/16
Class I	Actual Performance*	$1,000.00	$1,027.50	$7.65
		7/1/16	12/31/16	7/1/16 – 12/31/16
Class I	Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.60	$7.61

*
Expenses are equal to the Fund’s annualized expense ratios of 1.50% for the Class I shares multiplied by the average account values over the period, multiplied by 184/366 (to reflect the six month period) for Class I shares.  The expense ratios reflect an expense waiver.  Assume all dividends and distributions were reinvested.

Kaizen Funds
EXPENSE EXAMPLES - Continued
For the Six Months Ended December 31, 2016 (Unaudited)

Altrius Enhanced Income Fund		Beginning Account Value	Ending Account Value	Expense Paid During Period
		7/1/16	12/31/16	7/1/16 – 12/31/16
Class I	Actual Performance*	$1,000.00	$1,050.20	$7.94
		7/1/16	12/31/16	7/1/16 – 12/31/16
Class I	Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.39	$7.81

*
Expenses are equal to the Fund’s annualized expense ratios of 1.54% for the Class I shares multiplied by the average account values over the period, multiplied by 184/366 (to reflect the six month period) for Class I shares. The expense ratios reflect an expense waiver.  Assume all dividends and distributions were reinvested.

MarketGrader 100 Enhanced Index Fund		Beginning Account Value	Ending Account Value	Expense Paid During Period
		7/1/16	12/31/16	7/1/16 – 12/31/16
Class I	Actual Performance*	$1,000.00	$1,090.30	$7.93
		7/1/16	12/31/16	7/1/16 – 12/31/16
Class I	Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.55	$7.65

*
Expenses are equal to the Fund’s annualized expense ratios of 1.51% for the Class I shares multiplied by the average account values over the period, multiplied by 184/366 (to reflect the six month period) for Class I shares. The expense ratios reflect an expense waiver.  Assume all dividends and distributions were reinvested.

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Kaizen Hedged Premium Spreads Fund
Altrius Enhanced Income Fund
MarketGrader 100 Enhanced Index Fund
Each a series of Investment Managers Series Trust II

Investment Advisor
Kaizen Advisory, LLC
1745 S. Naperville Road, Suite 106
Wheaton, Illinois 60189

Sub-Advisors
Altrius Capital Management, Inc.
1323 Commerce Drive
New Bern, North Carolina 28562

Two Fish Management, LLC
9333 N Meridian St., Suite 222
Indianapolis, Indiana 46260

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 West Galena Street
Milwaukee, Wisconsin 53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Kaizen Hedged Premium Spreads Fund – Class I	KZSIX	46141T 836
Altrius Enhanced Income Fund – Class I	KEUIX	46141T 737
MarketGrader 100 Enhanced Index Fund – Class I	KHMIX	46141T 760

Privacy Principles of the Kaizen Funds for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds.  The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Kaizen Funds for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds (toll-free) at (844) 524-9366 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Funds (toll-free) at (844) 524-9366 or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Funds  file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC website at  www.sec.gov or by calling the Funds (toll-free) at (844) 524-9366.  The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Kaizen Funds
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (844) 524-9366

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-844-524-9366.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that the Registrant has the following “audit committee financial experts” as defined in Item 3(b) of Form N-CSR serving on its Audit Committee: Messrs. Thomas Knipper and John P. Zader.  The audit committee financial experts are “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2016	FYE 12/31/2015
Audit Fees	$37,500	$12,500
Audit-Related Fees	N/A	N/A
Tax Fees	$7,500	$2,500
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait Weller applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2016	FYE 12/31/2015
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment advisor (and any other controlling entity, etc.—not sub-advisor) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment advisor is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees	FYE 12/31/2016	FYE 12/31/2015
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a)   Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)   Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed January 9, 2017.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust II

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President

Date	3/10/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President

Date	3/10/2017

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	3/10/2017